EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Mar. 31, 2026
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

17. EVENTS AFTER THE REPORTING PERIOD

(a) Exercise of Options

Subsequent to the year ended on March 31, 2026, the following options were exercised: 120,000 options at $0.125 per share; 50,000 options at $0.67 per share; 20,000 options at $0.105 per share.

(b) Joint Venture Agreement with Boliden

Subsequent to the year ended on March 31, 2026, Amarc and Boliden signed a joint venture agreement to jointly operate the DUKE JV (note 7(c)).